HOSPITALITY REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of Hospitality Revenue
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Room, food and beverage	$334	$590	$612	$1,104
Other leisure activities	68	54	118	103
Other hospitality revenue	10	38	17	70
Total hospitality revenue	$412	$682	$747	$1,277